ORGANIZATION AND DESCRIPTION OF BUSINESS - Wholly-Owned Subsidiaries and Consolidated VIE (Details)	12 Months Ended
	Dec. 31, 2021	Oct. 28, 2020	Mar. 09, 2018	Feb. 09, 2018
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership				100.00%
MD Local Global Limited ("MDJM UK")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Oct. 28, 2020
Place of Incorporation	England and Wales
Percentage of Ownership	100.00%	100.00%
Mansions Estate
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Jun. 15, 2021
Place of Incorporation	England and Wales
Percentage of Ownership	51.00%
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Feb. 09, 2018
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%		100.00%
Mingda Beijing (WFOE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Tianjin Mingdajiahe Real Estate Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Sep. 25, 2002
Place of Incorporation	PRC
Description of Ownership	VIE